SECURED BORROWINGS, Secured Borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Secured Borrowings [Abstract]
Net carrying value		$ 1,831,985	$ 1,695,711
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		1,865,424
Unamortized debt discount and loan costs		(33,439)	(34,393)
Net carrying value		1,831,985	1,695,711
Secured Borrowings [Member] | Securitization Notes [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 139,741	$ 295,786
Weighted average interest rate	[1]	3.36%	3.38%
Maturity date		Nov. 14, 2033
Secured Borrowings [Member] | Nord LB Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 171,509	$ 255,278
Weighted average interest rate	[1]	4.14%	4.04%
Maturity date		Nov. 14, 2018
Secured Borrowings [Member] | CBA Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 56,146	$ 88,190
Weighted average interest rate	[1]	5.45%	5.02%
Maturity date		Oct. 28, 2020
Secured Borrowings [Member] | Term Loan [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 404,016	$ 427,781
Weighted average interest rate	[1]	4.41%	4.39%
Maturity date		Feb. 28, 2022
Secured Borrowings [Member] | Fly Acquisition III Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 113,045	$ 0
Weighted average interest rate	[1]	2.88%	0.00%
Maturity date		Feb. 26, 2022
Secured Borrowings [Member] | Other Aircraft Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 980,967	$ 663,069
Weighted average interest rate	[1]	3.50%	3.63%
Maturity date, range start date		Sep. 30, 2019
Maturity date, range end date		Jun. 30, 2028

[1]	Represents the contractual interest rates and effect of derivative instruments, and excludes the amortization of debt discounts and debt issuance costs.